Description of Business, Organization and Significant Concentrations and Risk - VIE Assets and Liabilities, Net Revenues, Net Loss and Cash Flows (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Variable Interest Entity
Net cash received from financing activities	¥ 827,516	$ 129,855	¥ 6,303,594	¥ 57,566,469
ATA Intelligent Learning
Variable Interest Entity
Net cash received from financing activities	5,645,353		15,122,000	54,000,000
ATA Intelligent Learning | Eliminations
Variable Interest Entity
Net cash received from financing activities	¥ 5,645,353		¥ 15,122,000	¥ 54,000,000
ATA Intelligent Learning | Huanqiuyimeng | Eliminations
Variable Interest Entity
Percentage of equity interest	30.96%		30.96%
Equity interest investment	¥ 62,722,195		¥ 69,764,719